Northern Trust Corporation (Corporation only) (Tables) (Parent Company)	12 Months Ended
Dec. 31, 2013
Parent Company
Condensed Balance Sheet

CONDENSED BALANCE SHEET	DECEMBER 31,
(In Millions)	2013	2012
ASSETS
Cash on Deposit with Subsidiary Bank	$1,566.4	$6.5
Time Deposits with Subsidiary Banks	–	1,691.4
Securities	5.3	4.9
Advances to Wholly-Owned Subsidiaries – Banks	2,035.0	1,035.0
– Nonbank	5.0	5.0
Investments in Wholly-Owned Subsidiaries – Banks	7,101.7	7,225.6
– Nonbank	168.5	142.6
Buildings and Equipment	–	3.4
Other Assets	608.8	377.7

Total Assets	$11,490.7	$10,492.1

LIABILITIES
Senior Notes	$1,996.6	$2,405.8
Long Term Debt	717.8	–
Floating Rate Capital Debt	277.1	277.0
Other Liabilities	587.2	282.3

Total Liabilities	3,578.7	2,965.1
STOCKHOLDERS’ EQUITY
Common Stock	408.6	408.6
Additional Paid-in Capital	1,035.7	1,012.7
Retained Earnings	7,134.8	6,702.7
Accumulated Other Comprehensive Loss	(244.3)	(283.0)
Treasury Stock	(422.8)	(314.0)

Total Stockholders’ Equity	7,912.0	7,527.0

Total Liabilities and Stockholders’ Equity	$11,490.7	$10,492.1

Condensed Statement of Income
CONDENSED STATEMENT OF INCOME	FOR THE YEAR ENDED DECEMBER 31,
(In Millions)	2013	2012	2011
OPERATING INCOME
Dividends – Bank Subsidiaries	$880.0	$440.0	$500.0
– Nonbank Subsidiaries	21.7	26.2	5.1
Intercompany Interest and Other Charges	33.2	30.0	19.8
Interest and Other Income	9.0	10.6	13.3

Total Operating Income	943.9	506.8	538.2
OPERATING EXPENSES
Interest Expense	78.3	74.9	66.9
Other Operating Expenses	20.8	13.0	12.6

Total Operating Expenses	99.1	87.9	79.5

Income before Income Taxes and Equity in Undistributed Net Income of Subsidiaries	844.8	418.9	458.7
Benefit for Income Taxes	24.2	21.1	24.8

Income before Equity in Undistributed Net Income of Subsidiaries	869.0	440.0	483.5
Equity in Undistributed Net Income of Subsidiaries – Banks	(152.5)	266.9	71.0
– Nonbank	14.8	(19.6)	49.1

Net Income	$731.3	$687.3	$603.6

Net Income Applicable to Common Stock	$731.3	$687.3	$603.6

Condensed Statement of Cash Flows

CONDENSED STATEMENT OF CASH FLOWS	FOR THE YEAR ENDED DECEMBER 31,
(In Millions)	2013	2012	2011
OPERATING ACTIVITIES:
Net Income	$731.3	$687.3	$603.6
Adjustments to Reconcile Net Income to Net Cash Provided by (Used in) Operating Activities:
Equity in Undistributed Net Income of Subsidiaries	131.0	(247.3)	(120.1)
Change in Prepaid Expenses	(1.1)	(0.9)	0.2
Change in Accrued Income Taxes	(18.1)	34.7	28.5
Other, net	102.6	(36.0)	(41.1)

Net Cash Provided by Operating Activities	945.7	437.8	471.1

INVESTING ACTIVITIES:
Change in Time Deposits with Banks	1,691.4	(422.2)	292.1
Purchases of Securities – Available for Sale	–	(0.4)	(91.4)
Proceeds from Sale, Maturity and Redemption of Securities – Available for Sale	0.2	94.3	105.4
Change in Capital Investments in Subsidiaries	(13.0)	0.3	(0.5)
Advances to Wholly-Owned Subsidiaries	(1,000.0)	–	(750.0)
Other, net	1.8	–	–

Net Cash Used in Investing Activities	680.4	(328.0)	(444.4)

FINANCING ACTIVITIES:
Change in Senior Notes and Long-Term Debt	317.9	300.0	250.0
Treasury Stock Purchased	(309.7)	(162.4)	(79.0)
Net Proceeds from Stock Options	146.2	106.8	75.6
Cash Dividends Paid on Common Stock	(220.6)	(354.3)	(273.7)
Other, net	–	0.1	0.1

Net Cash Provided by (Used in) Financing Activities	(66.2)	(109.8)	(27.0)

Net Change in Cash on Deposit with Subsidiary Bank	1,559.9	–	(0.3)
Cash on Deposit with Subsidiary Bank at Beginning of Year	6.5	6.5	6.8

Cash on Deposit with Subsidiary Bank at End of Year	$1,566.4	$6.5	$6.5